Equity accounted investments - ORYX GTL Limited, financial position (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Joint ventures
Non-current assets				R 391,953	R 357,978	R 310,985
Current assets				78,015	81,257
Total assets				469,968	439,235
Deferred tax liability				27,586	25,908
Tax payable				1,039	2,318	1,903
Summarised income statement
Turnover	R 203,576	R 181,461	R 172,407
Depreciation and amortisation	(17,968)	(16,425)	(16,204)
Other operating expenses	(19,701)	(15,305)	(11,349)
Earnings before interest and tax (EBIT)	9,697	17,747	31,705
Finance income	787	1,716	1,568
Finance costs	(1,253)	(3,759)	(3,265)
Earnings before tax	9,231	15,704	30,008
Taxation	(3,157)	(5,558)	(8,495)
Earnings for the year	6,074	10,146	21,513
Reconciliation of summarised financial information
Profit before tax for the year	9,231	15,704	30,008
Taxation	(3,157)	(5,558)	(8,495)
Dividends paid	(10,103)	(8,677)	(9,617)
Equity accounted investments				9,866	10,991
Contingent liabilities incurred in relation to interests in joint ventures				0
Contingent liabilities incurred in relation to interests in associates				0
ORYX GTL
Joint ventures
Non-current assets				11,964	12,202
Current assets				6,722	6,640
Total assets				18,686	18,842
Other non-current liabilities				378	360
Deferred tax liability				(22)	9
Other current liabilities				1,337	1,036
Tax payable				100	436
Total liabilities				1,793	1,841
Net assets	17,001	15,334	15,334	16,893	17,001	R 15,334
Summarised income statement
Turnover	9,977	10,159
Depreciation and amortisation	(1,420)	(1,190)
Other operating expenses	(5,039)	(5,313)
Earnings before interest and tax (EBIT)	3,518	3,656
Finance income	33	11
Finance costs	(3)	(1)
Earnings before tax	3,548	3,666
Taxation	(607)	(628)
Earnings for the year	2,941	3,038
The group's share of profits of equity accounted investment	1,131	1,168
49% share of profit before tax	1,738	1,796
Taxation	(607)	(628)
Reconciliation of summarised financial information
Net assets at the beginning of the year	17,001	15,334
Profit before tax for the year	3,548	3,666
Taxation	(607)	(628)
Foreign exchange differences	490	839
Dividends paid	(3,539)	(2,210)
Net assets at the end of the year	R 16,893	R 17,001	R 15,334
Additional Sasol specific liabilities				(79)	(309)
Adjusted net assets at the end of the year				16,814	16,692
Equity accounted investments				R 8,239	R 8,179
Share of pre-tax profits (as a percent)				49.00%
Share of tax liabilities (as a percent)				35.00%